MARKETABLE SECURITIES (Schedule of Marketable Securities With Contractual Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Adjusted cost, less than one year	$ 14,050	$ 29,316
Gross unrealized losses, less than one year	(16)	(34)
Gross unrealized gains, less than one year	1,969	166
Market Value, less than one year	16,003	29,448
Adjusted cost, over one year through three years	70,391	47,866
Gross unrealized losses, over one year through three years	(260)	(171)
Gross unrealized gains, over one through three years	192	504
Market Value, over one year through three years	70,323	48,199
Adjusted cost, greater than three years	17,698	66,574
Gross unrealized losses, greater than three years	$ (207)	(394)
Gross unrealized gains, greater than three years		140
Market value, greater than three years	$ 17,491	$ 66,320
Corporate shares [Member]
Schedule of Available-for-sale Securities [Line Items]
Adjusted cost, less than one year	$ 3,762
Gross unrealized losses, less than one year
Gross unrealized gains, less than one year	$ 1,936
Market Value, less than one year	5,698
Corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Adjusted cost, less than one year	4,393	$ 9,393
Gross unrealized losses, less than one year	(1)
Gross unrealized gains, less than one year	17	$ 66
Market Value, less than one year	4,409	9,459
Adjusted cost, over one year through three years	32,008	19,626
Gross unrealized losses, over one year through three years	(143)	(81)
Gross unrealized gains, over one through three years	43	110
Market Value, over one year through three years	31,908	19,655
Adjusted cost, greater than three years	11,342	32,326
Gross unrealized losses, greater than three years	$ (136)	(206)
Gross unrealized gains, greater than three years		71
Market value, greater than three years	$ 11,206	32,191
Foreign banks and government debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Adjusted cost, less than one year	5,895	19,923
Gross unrealized losses, less than one year	(15)	(34)
Gross unrealized gains, less than one year	16	100
Market Value, less than one year	5,896	19,989
Adjusted cost, over one year through three years	38,383	28,240
Gross unrealized losses, over one year through three years	(117)	(90)
Gross unrealized gains, over one through three years	149	394
Market Value, over one year through three years	38,415	28,544
Adjusted cost, greater than three years	6,356	34,248
Gross unrealized losses, greater than three years	$ (71)	(188)
Gross unrealized gains, greater than three years		69
Market value, greater than three years	$ 6,285	$ 34,129